General (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
General [Line Items]
Converted into ordinary share split	0.712434
Converted into option purchase ordinary share split	0.712434
Exercise price divided by share split	0.712434
Incurred accumulated losses	$ (213,579)		$ (186,488)
Working capital	67,113
Cash used in operating activities	(10,785)	$ (12,583)
Blackswan Technologies, Inc (“BST”) [Member]
General [Line Items]
Aggregated amount	$ 2,012